Operating expenses - Research and Development, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Decrease in employee benefit expense | €	€ 774
Decrease in employee benefit expense, percentage	8.00%
End-of-period headcount | employee	100	90	110
Increase (decrease) in number of employees | employee	10
Share-based payments | €	€ 3,201	€ 2,924	€ 4,320
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses | €	€ 6,900
Increase in purchases, sub-contracting and other expenses, percentage	54.00%
End-of-period headcount | employee	75	66	81
Increase (decrease) in number of employees | employee	9	(15)	2
Share-based payments | €	€ 677	€ 629	€ 902